VARIABLE INTEREST ENTITIES ("VIEs") (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of sale leaseback transactions	The following table gives a summary of the sale and leaseback arrangements, including repurchase options and obligations as of December 31, 2020:

Vessel	Effective from	Lessor	Sales value (in $ millions)	Lease duration	First repurchase option (in $ millions)	Date of first repurchase option	Net repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Glacier	October 2014	ICBCL	204.0	10 years	173.8	October 2019 (1)	116.7	October 2024
Golar Kelvin	January 2015	ICBCL	204.0	10 years	173.8	January 2020 (1)	116.7	January 2025
Golar Snow	January 2015	ICBCL	204.0	10 years	173.8	January 2020 (1)	116.7	January 2025
Golar Ice	February 2015	ICBCL	204.0	10 years	173.8	February 2020 (1)	116.7	February 2025
Golar Tundra	November 2015	CMBL	254.6	10 years	168.7	November 2018 (1)	51.3	November 2025
Golar Seal	March 2016	CCBFL	203.0	10 years	132.8	March 2018(1)	63.4	March 2026
Golar Crystal	March 2017	COSCO	187.0	10 years	97.3	March 2020 (1)	50.0	March 2027
Hilli	June 2018	CSSC	1,200.0	10 years	633.2	June 2023	300.0	June 2028
Golar Bear	June 2020	AVIC	160.0	7 years	100.7	June 2021	45.0	June 2027
(1) We did not exercise the first repurchase option.
Summary of the bareboat charter rates per day based on Base LIBOR Interest Rate for the next five years
A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of December 31, 2020, are shown below:

(in thousands of $)	2021	2022	2023	2024	2025	2026+
Golar Glacier	17,100	17,100	17,100	12,884	—	—
Golar Kelvin	17,100	17,100	17,100	15,695	—	—
Golar Snow	17,100	17,100	17,100	15,695	—	—
Golar Ice	17,100	17,100	17,100	17,147	1,452	—
Golar Tundra (1)(2)	80,203	—	—	—	—	—
Golar Seal (2)	—	68,621	—	—	—	—
Golar Crystal (1)	9,903	9,932	9,951	9,979	9,982	12,499
Hilli (1)	102,874	99,645	96,416	93,265	89,958	190,590
Golar Bear (1)	13,923	13,490	13,058	12,635	12,193	14,081

(1) The payment obligations relating to the Golar Tundra, Golar Crystal, Hilli and Golar Bear above includes variable rental payments due under the lease based on assumed LIBOR plus a margin.
(2) The payment obligations relating to the Golar Tundra and Golar Seal have been presented in 2021 and 2022 even though the maturities of the lease obligations are in November 2025 and March 2026, due to the call option and put option maturing in June 2021 and January 2022, respectively (note 18).
Schedule of assets and liabilities of lessor VIEs	The assets and liabilities of the lessor VIEs that most significantly impact our consolidated balance sheets as of December 31, 2020 and 2019, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	Golar Crystal	Hilli	Golar Bear	2020	2019
Assets										Total	Total
Restricted cash and short-term deposits (note 12)	69	11	1,467	1,521	—	3,432	4,990	16,670	8,715	36,875	34,947

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	(110,625)	(128,563)	(111,108)	(83,857)	(10,215)	—	(8,220)	(413,394)	—	(865,982)	(963,005)
Long-term interest bearing debt - non-current portion (1)	—	—	—	—	(79,235)	(89,752)	(74,984)	(277,487)	(103,661)	(625,119)	(617,124)
	(110,625)	(128,563)	(111,108)	(83,857)	(89,450)	(89,752)	(83,204)	(690,881)	(103,661)	(1,491,101)	(1,580,129)

(1) Where applicable, these balances are net of deferred finance charges (note 18).

The most significant impact of the lessor VIE's operations on our consolidated statements of operations and consolidated statements of cash flows, for the years ended December 31, 2020, 2019 and 2018 are as follows:

(in thousands of $)	2020	2019	2018
Statement of income
Interest expense	34,733	69,373	61,502

Statement of cash flows
Net debt repayments	(550,663)	(410,737)	(299,776)
Net debt receipts	459,707	144,278	1,061,000
The assets and liabilities of Hilli LLC(1) that most significantly impacted our consolidated balance sheet as of December 31, 2020 and 2019, are as follows:

(in thousands of $)	2020	2019
Balance sheet
Current assets	65,629	64,507
Non-current assets	1,203,805	1,300,065
Current liabilities	(447,701)	(496,029)
Non-current liabilities	(345,058)	(418,578)

(1) As Hilli LLC is the primary beneficiary of the Hilli Lessor VIE (see above) the Hilli LLC balances include the Hilli Lessor VIE.

The most significant impacts of Hilli LLC VIE's operations on our consolidated statements of operations and consolidated statements of cash flows, as of December 31, 2020 and 2019, are as follows:

(in thousands of $)	2020	2019
Statement of income
Liquefaction services revenue	226,061	218,096
Realized and unrealized losses on the oil derivative instrument	(42,561)	(26,001)

Statement of cash flows
Net debt repayments	(322,304)	(243,513)
Net debt receipts	230,721	129,454
The assets and liabilities of Gimi MS that most significantly impacted our consolidated balance sheet as of December 31, 2020 and 2019, are as follows:

(in thousands of $)	Notes	2020	2019
Balance sheet
Current assets		15,505	24,894
Non-current assets	15	658,247	434,248
Current liabilities		(33,844)	(9,697)
Non-current liabilities		(277,932)	(107,902)

The most significant impacts of Gimi MS VIE's operations on our consolidated statement of cash flows, as of December 31, 2020 and 2019, are as follows:

(in thousands of $)	2020	2019
Statement of cash flows
Additions to asset under development	217,590	376,276
Financing costs paid	(11,302)	(20,938)
Net debt receipts	170,000	130,000
Proceeds from subscription of equity interest	11,081	115,246

Changes in Ownership of a Subsidiary
The Hilli Disposal resulted in the following changes to our ownership interest in our consolidated subsidiary Hilli LLC in our equity:

(in thousands of $)	December 31, 2018
Net loss attributable to stockholders of Golar LNG Limited	(231,428)
Transfer to the non-controlling interests: increase in Golar LNG Limited’s paid-in capital for sale of 1096 Hilli Common Units in July 2018	304,468
Changes from net loss attributable to stockholders of Golar LNG Limited and transfers to non-controlling interests	73,040

Schedule of Other Ownership Interests	The ownership interests in Hilli LLC are represented by three classes of units: the Hilli Common Units, the Series A Special Units and the Series B Special Units. After the Hilli Disposal, the ownership structure of Hilli LLC is as follows:

	Percentage ownership interest
	Common Units	Series A Special Units	Series B Special Units
Golar LNG Limited	44.6%	89.1%	89.1%
Golar Partners	50.0%	—%	—%
Keppel	5.0%	10.0%	10.0%
B&V	0.4%	0.9%	0.9%